Financial Instruments and Risk Management - Company's Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Marketable securities	$ 5,890
Designated as Hedging Instruments [Member]
Assets:
Derivative Fair Value of Derivative Asset		361
Liabilities -
Derivative Fair Value of Derivative Liability	1,891
Not Designated as Hedging Instruments [Member]
Assets:
Derivative Fair Value of Derivative Asset	1,665	958
Liabilities -
Derivative Fair Value of Derivative Liability	218	131
Level 1 [Member]
Assets:
Marketable securities	5,890
Level 2 [Member] | Designated as Hedging Instruments [Member]
Assets:
Derivative Fair Value of Derivative Asset		361
Liabilities -
Derivative Fair Value of Derivative Liability	1,891
Level 2 [Member] | Not Designated as Hedging Instruments [Member]
Assets:
Derivative Fair Value of Derivative Asset	1,665	958
Liabilities -
Derivative Fair Value of Derivative Liability	$ 218	$ 131